Financial Instruments and Risk Management (Details 5) - CHF (SFr)	Dec. 31, 2019	Dec. 31, 2018
USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure -asset/(liability)	SFr 393,282	SFr (221,707)
USD [Member] | Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure -asset/(liability)	1,041,695	3,618,778
USD [Member] | Other receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure -asset/(liability)	154,063
USD [Member] | Trade And Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure -asset/(liability)	(51,527)	(1,646,910)
USD [Member] | AccruedExpenses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure -asset/(liability)	(750,949)	(82,847)
USD [Member] | Loan and borrowings [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure -asset/(liability)		(1,435,400)
USD [Member] | Derivative financial instruments [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure -asset/(liability)
EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure -asset/(liability)	(576,832)	(237,822)
EUR [member] | Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure -asset/(liability)	125,631	208,507
EUR [member] | Other receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure -asset/(liability)
EUR [member] | Trade And Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure -asset/(liability)	(526,637)	(76,184)
EUR [member] | AccruedExpenses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure -asset/(liability)	(175,826)	(370,145)
EUR [member] | Loan and borrowings [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure -asset/(liability)
EUR [member] | Derivative financial instruments [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure -asset/(liability)		SFr (675,328)